UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-03074

                         Northeast Investors Growth Fund
               (Exact name of registrant as specified in charter)

                               150 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                  David Randall
                               150 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-523-3588

                   Date of fiscal year end: December 31, 2006

                  Date of reporting period: December 31, 2006



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


Item 1. Reports to Stockholders.

                                   NORTHEAST
                                   INVESTORS
                                  GROWTH FUND
                                 A NO-LOAD FUND
                                 Annual Report
                               For the Year Ended
                               December 31, 2006

                               Table of Contents

Letter to Shareholders ************************ 2
Fund Performance******************************* 4
Schedule of Investments *********************** 9
Financial Statements ************************** 12
Notes to the Financial Statements************** 16
Report of Ernst & Young LLP, Independent
Registered Public Accounting Firm ************* 20
Trustees & Officers *************************** 21


Dear Fellow Shareholders:

Most of the broad market indices finished in positive territory for the year ending December 2006 - though it helped to have your seat belt buckled for much of the ride. The market began the year strongly, fell sharply lower at the beginning of May, leveled out in late summer and began a steady upward march from August through the end of December, as energy prices declined and the market's fear of inflation subsided. The total return for Northeast Investors Growth Fund for 2006 was +9.24%, underperforming its benchmark, the S&P 500 Index, which returned +15.79%. Though all sectors of the S&P 500 Index were up in 2006, some sectors advanced more than others. Strengths in particular industries and sectors favored more value oriented investments and led to a relative under-performance of the Fund as compared to the S&P 500 Index.

The Fund began the year with a meaningful over-weighted position in the energy sector. This position continued until third quarter of 2006 when the area was gradually reduced which brought the sector more in-line with the index. The heavy exposure to energy has been a help to Fund performance over the past years and 2006 was no exception - this sector of the S&P returned over 20% - and a number of the Fund's holding's Exxon Mobil, Chevron and Schlumberger were among the top ten performers in the Fund each returning upward of 25%. A calm hurricane season and a warm start to the winter caused some energy related names in the Fund to retrench later in the year.

The Fund remained over-weight relative to the index in financials, with this sector replacing energy as the most significant over-weight. Two of the Fund's top 10 performers were in this area - Goldman Sachs Group and Boston Properties. Goldman Sachs Group benefited from increased merger & acquisition activity, strong trading profits and continued strength in its underwriting division. Boston Properties, a real estate investment trust, benefited from higher rental rates and increased demand for office space in the corporate and financial markets - mainly in locations where their properties are concentrated.

The Fund continued its under-weight relative to the S&P 500 in the consumer discretionary sector, a position the Fund maintained for over a year and, in retrospect, this likely detracted from Fund performance. By year-end, this sector of the Index was up over 17%, with most of this gain occurring in the last few months of the year. The Fund was concerned that higher energy prices, a weakening housing market and rising interest rates would slow the rate of consumption. Instead, energy prices moderated, and the Federal Reserve held rates steady. Though pleased with the performance of the names held in the sector - Best Buy Co., Walt Disney Co., DSW Shoes, and Starbucks Corp., - if the Fund had been more market-weighted in this sector, performance might have been enhanced.

We would be remiss if we did not acknowledge the Fund's best performing stock in 2006, Akamai Technologies. Though many of the names in our Information Technology area did not perform in-line with the S&P 500 Index, and the sector itself was a relative under-performer, Akamai Technologies continued to report strong earnings growth and continued its dominance in the facilitation and delivery of digital data over the Internet. We currently maintain an in-line weighting for the sector and anticipate a better 2007.

Other leading sectors of the S&P 500 in 2006 included telecom, materials, and utilities. Though the Fund has some representation in the telecom area, it maintained no representation in materials and utilities- these allocations hindered performance. Still, we remain comfortable with these choices. We view these sectors as more cyclical and believe they could face more challenges in 2007.

We welcome and encourage you to contact us with any questions, concerns or comments. Please call us directly or visit our website at www.northeastinvestors.com where you can view the Fund's closing price, portfolio composition, and historical performance. If you follow your investments on-line, the ticker symbol for the Fund is NTHFX. Our lines of communication are always open to our most important partners, our fellow shareholders. We continue to appreciate your support.

Yours sincerely,

William A. Oates, Jr.
President

February 20, 2007

Average Annual Total Return
One year ended December 31, 2006 *********************************** 9.24%
Five years ended December 31, 2006 ********************************* 5.58%
Ten years ended December 31, 2006 ********************************** 8.15%

Performance Graph
(Ten Years)

The following graph compares the cumulative total shareholder return on the Northeast Investors Growth Fund shares over the ten preceding years to the cumulative total share return on the Standard & Poor's 500 Index.
Assuming an investment of $10,000 in both at their closing prices on December 31, 1996 and reinvestment of dividends and capital gains. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Keep in mind that past performance does not guarantee future returns, and an investment in the Fund is not guaranteed. For management's discussion of the Fund's 2006 performance, including strategies and market conditions which influenced such performance, see the President's letter to shareholders.

Table Omitted

                   1997    1998    1999    2000    2001    2002    2003    2004    2005    2006
Northeast
Investors
Growth          $13,728 $18,305 $23,637 $20,101 $16,654 $12,878 $16,534 $17,950 $19,992 $21,840
Fund

Standard
& Poor's        $13,310 $17,082 $20,676 $18,795 $16,562 $12,902 $16,602 $18,408 $19,312 $22,361
500 Index


Returns and Per Share Data

                        Year Ended December 31,
                        1997    1998    1999    2000    2001    2002    2003    2004    2005    2006
Net Asset Value         15.84  20.47  26.08    20.23   15.43   11.91   15.26   16.52   18.40   20.10
Income Dividend          0.06   0.05   0.02     0.00    0.00    0.02    0.03    0.05    0.00    0.00
Capital Gains Dist.      0.77   0.55   0.31     2.05    1.44    0.00    0.00    0.00    0.00    0.00
NEIG Return (%)         37.28  33.34   29.13  -14.96  -17.15  -22.67   28.39    8.56   11.38    9.24
S&P 500 Return (%)      33.10  28.34   21.04   -9.10  -11.88  -22.10   28.68   10.88    4.91   15.79

Table Omitted


Quarterly Portfolio Holdings: Each fiscal quarter-end the Fund is required to file a complete schedule of investments with the Securities and Exchange Commission. The schedules of portfolio holdings for the second and fourth quarters appear in the semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the schedules of portfolio holdings with the SEC on Form N-Q. The Fund makes the information on Form N-Q available on its website at www.northeastinvestors.com or upon request.

Shareholders may also access and review information and reports of the Fund, including Form N-Q, at the SEC's Public Reference Room in Washington, D.C. You can call the SEC at 1-202-942-8090 for information about the operation of the Public Reference Room. Reports and other information about the Fund are available on the SEC's internet site at http://www.sec.gov. and copies may be obtained for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Center of the Securities and Exchange Commission, 100 F Street NE Washington, D.C. 20549-0102. The Fund's reference number as a registrant under the Investment Company Act of 1940 is 811-3074

About Your Fund's Expenses

                                Beginning Account Value         Ending Account Value    Expenses Paid During Period
                                6/30/2006                       12/31/2006              6/30/2006 - 12/31/2006
Actual Return
        6.75%                   $1,000.00                       $1,067.45               $6.00
Hypothetical
(5% return before expenses)     $1,000.00                       $1,019.36               $5.90

Example:

As a shareholder of the Fund, you incur ongoing costs, including management fees, and other fund expenses. This example is intended to help you understand these expenses of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, 6/30/2006 - 12/31/2006.

Actual Expenses:

The first line of the table above provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line of the table above provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Ten Largest Investment Holdings
December 31, 2006
                                                Market             Percent of
                                                 Value             Net Assets
Akamai Technologies, Inc. ***************** $5,529,792                  3.95%
Goldman Sachs Group ***********************  5,342,580                  3.82%
Apple, Inc. *******************************  4,835,880                  3.46%
Eaton Vance Corp. *************************  4,733,634                  3.38%
Zions Bancorporation **********************  3,990,096                  2.85%
Procter & Gamble Co. **********************  3,779,076                  2.70%
UBS AG ************************************  3,348,315                  2.39%
General Electric Co. **********************  3,319,132                  2.37%
Gilead Sciences, Inc. *********************  3,291,951                  2.35%
Google, Inc., Class A *********************  3,223,360                  2.30%

Summary of Sector Weightings
December 31, 2006

                                                        Percentage of Net Assets
                                        Market           Northeast Investors            S&P 500
Major Sectors                           Value                Growth Fund                Index
Consumer Discretionary**************    $11,187,527             8.00%                   10.80%
Consumer Staples*******************     $13,947,475             9.97%                   10.10%
Energy *****************************    $12,340,894             8.82%                    9.30%
Financials **************************   $42,529,291            30.39%                   21.50%
Health Care ************************    $15,401,231            11.01%                   11.70%
Industrials **************************  $18,696,222            13.36%                   10.70%
Information Technology **************   $21,933,070            15.67%                   16.40%
Materials ***************************   $ -                     0.00%                    2.90%
Telecommunication Services**********    $ 2,471,664             1.77%                    3.30%
Utilities ***************************** $ -                     0.00%                    3.30%
Cash, other assets and liabilities **** $ 1,419,449             1.01%                    0.00%
                                                              100.00%                  100.00%

Summary of Net Assets by Industry
December 31, 2006
                                                                        % of
                                                Value             Net Assets
Common Stocks
Aerospace & Defense                           $ 4,491,788               3.21%
Air Freight & Logistics                         2,194,124               1.57%
Application Software                            2,429,024               1.74%
Asset Management & Custodian                   10,774,944               7.70%
Biotechnology                                   8,785,794               6.28%
Communications Equipment                        4,352,019               3.11%
Computer & Electronics                          1,768,381               1.26%
Computer Hardware                               4,835,880               3.45%
Construction and Farming                        2,152,683               1.54%
Consumer Finance                                2,760,485               1.97%
Data Processing                                 1,507,877               1.08%
Distillers & Vintners                           2,245,536               1.60%
Diversified Financial Services                  8,529,921               6.10%
Drug Retail                                     2,702,461               1.93%
Electrical Components & Equipment               2,451,404               1.75%
Electronic Equipment Manufacturer               1,942,534               1.39%
Food Distributors                               2,931,072               2.09%
Footwear                                        2,682,929               1.92%
Health Care Equipment                           5,167,541               3.69%
Household Products                              3,779,076               2.70%
Industrial Conglomerate                         5,088,143               3.64%
Industrial Machinery                            2,318,080               1.66%
Internet Software and Services                  8,753,152               6.26%
Integrated Oil & Gas                            6,353,955               4.54%
Investment Bank & Brokerage                     9,543,205               6.82%
Managed Health                                  1,447,896               1.03%
Movies & Entertainment                          2,176,145               1.56%
Office REITS                                    2,506,112               1.79%
Oil & Gas Equipment                             2,210,600               1.58%
Oil & Gas Exploration                           3,776,339               2.70%
Regional Banks                                  7,442,624               5.32%
Restaurants                                     2,617,538               1.87%
Soft Drinks                                     2,289,330               1.64%
Specialized Financial                             972,000               0.69%
Systems Software                                2,526,782               1.81%
Total Common Stocks                           138,507,374              98.99%
Total Repurchase Agreement                      1,389,649               0.99%
Total Security Lending Collateral               9,016,564               6.44%
Total Investment Portfolio                    148,913,587             106.42%
Net Other Assets and Liabilities               (8,986,764)             -6.42%
Total Net Assets                             $139,926,823             100.00%


Schedule of Investments December 31, 2006
                                                Number      Market      Percent
Common Stock Sector                             of          Value        of Net
Name of Issuer                                  Shares     (Note B)      Assets

Consumer Discretionary
Best Buy Co., Inc.* *************************** 35,950  $ 1,768,381
DSW, Inc., Class A^# ************************** 69,560    2,682,929
Garmin Ltd.# ********************************** 34,900    1,942,534
Starbucks Corp.^ ****************************** 73,900    2,617,538
Walt Disney Co. ******************************* 63,500    2,176,145
                                                        -----------
                                                         11,187,527     8.00%

Consumer Staples
Brown-Forman Corp., Class B******************** 33,900    2,245,536
CVS Corp.* ************************************ 87,430    2,702,461
PepsiCo, Inc. ********************************* 36,600    2,289,330
Procter & Gamble Co.* ************************* 58,800    3,779,076
United Natural Foods, Inc.^# ****************** 81,600    2,931,072
                                                        -----------
                                                         13,947,475     9.97%

Energy
Apache Corp. ********************************** 27,900    1,855,629
BP, PLC *************************************** 17,500    1,174,250
Chevron Corp. ********************************* 30,700    2,257,371
EnCana Corp.* ********************************* 41,800    1,920,710
Exxon Mobil Corp.* **************************** 20,082    1,538,884
Schlumberger Ltd. ***************************** 35,000    2,210,600
Suncor Energy, Inc. *************************** 17,532    1,383,450
                                                        -----------
                                                         12,340,894     8.82%

Financials
American Express Co. ************************** 45,500    2,760,485
Bank of America Corp.* ************************ 58,170    3,105,696
Boston Properties, Inc. *********************** 22,400    2,506,112
Citigroup, Inc. ******************************* 49,950    2,782,215
Commerce Bancorp, Inc. ************************ 53,200    1,876,364
Eaton Vance Corp.* *************************** 143,400    4,733,634
Goldman Sachs Group* ************************* 26,800     5,342,580
JPMorgan Chase & Co. ************************* 54,700     2,642,010
KBW, Inc.^ *********************************** 29,000       852,310
NYSE Group, Inc.^# *************************** 10,000       972,000
Seacoast Banking Corp. *********************** 63,555     1,576,164
State Street Corp. *************************** 43,500     2,933,640
T. Rowe Price Group, Inc. ******************** 71,000     3,107,670
UBS AG *************************************** 55,500     3,348,315
Zions Bancorporation* ************************ 48,400     3,990,096
                                                        -----------
                                                         42,529,291     30.39%

Health Care
Amgen, Inc.*^ ******************************* 36,600      2,500,146
Cerner Corp.^# ****************************** 49,400      2,247,700
Genentech, Inc.^ **************************** 36,900      2,993,697
Gilead Sciences, Inc.*^ ********************* 50,700      3,291,951
Hologic, Inc.^ ****************************** 24,690      1,167,343
Stryker Corp. ******************************* 31,800      1,752,498
Wellpoint, Inc.^ **************************** 18,400      1,447,896
                                                        -----------
                                                         15,401,231     11.01%

Industrials
3M Co.* ************************************* 22,700      1,769,011
The Boeing Company ************************** 26,000      2,309,840
Caterpillar, Inc. *************************** 35,100      2,152,683
Danaher Corp. ******************************* 32,000      2,318,080
Emerson Electric Co. ************************ 55,600      2,451,404
FedEx Corp. ********************************* 20,200      2,194,124
General Electric Co.* *********************** 89,200      3,319,132
United Technologies Corp. ******************* 34,900      2,181,948
                                                        -----------
                                                         18,696,222     13.36%

Information Technology
Adobe Systems, Inc.^ ************************ 32,800      1,348,736
Akamai Technologies, Inc.*^ **************** 104,100      5,529,792
Apple, Inc.*^ ******************************* 57,000      4,835,880
Corning, Inc.*^***************************** 100,500      1,880,355
Google, Inc., Class A^ **********************  7,000      3,223,360
Infosys Technologies ************************ 19,800      1,080,288
Iron Mountain, Inc.^# *********************** 36,475      1,507,877
Microsoft Corp. ***************************** 38,700      1,155,582
Oracle Corp.^******************************** 80,000      1,371,200
                                                        -----------
                                                         21,933,070     15.67%

Telecommunication Services
American Tower Corp., Class A*^ ************* 66,300      2,471,664     1.77%

Total Common Stocks (Cost-$103,423,331) ********       $138,507,374     98.99%

Repurchase Agreement
Investors Bank & Trust Co. Repurchase Agreement, 3.5%
due 1/3/07 @ *************************************        1,389,649
Total Repurchase Agreement (Cost-$1,389,649) ***        $ 1,389,649     0.99%

Security Lending Collateral
American Beacon FundsY~5.21518% ****************          3,516,564
BGI Institutional Money Market Fund~5.25179% *****        5,500,000
Total Security Lending Collateral (Cost-
$9,016,564) ***************************************       $9,016,564    6.44%
                                                        ------------
Total Investment Portfolio (Cost-$113,829,544) ****      148,913,587  106.42%
                                                        ------------
Net Other Assets and Liabilities ******************       (8,986,764)  -6.42%
Total Net Assets *********************************      $139,926,823  100.00%

@Acquired on December 29, 2006. Collateralized by $1,459,131 of market value of U.S. Government mortgage-backed securities due through 12/25/26. The maturity value is $1,390,189.
* All or a portion of this security is pledged to collateralize short-term borrowings
^ Non-income producing security
# All or a portion of this security is currently out on loan (See Note I)
~ Security held as collateral for securities on loan. The rate quotes is the annualized seven-day yield of the fund at period end (See Note I)

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
December 31, 2006

Assets

Investments-at market value (including securities loaned of $8,566,650)
(cost $113,829,544) ********************************************** $148,913,587
Dividends receivable ************************************************** 250,888
Receivable for shares sold ********************************************* 13,043
Other receivables ****************************************************** 13,288
Total Assets ****************************************************** 149,190,806

Liabilities
Collateral on securities loaned, at value *************************** 9,016,564
Payable for shares repurchased **************************************** 117,564
Accrued investment advisory fee***************************************** 68,141
Accrued expenses ******************************************************* 61,714
Total Liabilities *************************************************** 9,263,983

Net Assets******************************************************** $139,926,823

Net Assets Consist of:
Capital paid-in *************************************************** $95,618,111
Undistributed net investment income *********************************** 102,663
Accumulated net realized gain *************************************** 9,122,006
Net unrealized appreciation of investments ************************* 35,084,043

Net Assets******************************************************** $139,926,823

Net Asset Value, offering price and redemption price per share
($139,926,823/6,962,496 shares) *************************************    $20.10

The accompanying notes are an integral part of the financial statements.

Statement of Operations
December 31, 2006

Investment Income
Dividend income **************************************************** $1,601,904
Security Lending Income ************************************************ 29,536
Interest income ******************************************************** 21,046
Other income *********************************************************** 22,200
Total Income ******************************************************** 1,674,686

Expenses
Investment advisory fee *********************************************** 784,663
Administrative expenses and salaries ********************************** 326,082
Audit fees ************************************************************ 108,960
Computer and related expenses ****************************************** 79,950
Printing, postage, and stationery ************************************** 60,000
Legal fees ************************************************************* 58,600
Insurance ************************************************************** 41,090
Trustee fees *********************************************************** 30,000
Commitment fee ********************************************************* 25,188
Registration and Filing fees******************************************** 24,400
Telephone expense******************************************************* 15,200
Custodian fees********************************************************** 10,876
Interest fee ************************************************************** 914
Miscellaneous fees ****************************************************** 6,100
Total Expenses ****************************************************** 1,572,023
Net Investment Income ************************************************* 102,663

Realized and Unrealized Gain on Investments:
Net realized gain from investment transactions ******************** $10,976,145 Change in unrealized appreciation of investments********************* 1,048,760 Net gain on investments ******************************************** 12,024,905
Net Increase in Net Assets Resulting from Operations ************** $12,127,568

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
                                                                        Year Ended      Year Ended
                                                                        December 31,    December 31,
                                                                        2006            2005
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss) **********************************        $102,663       $(192,184)
Net realized gain from investment transactions *******************   10,976,145       9,036,562
Change in unrealized appreciation (depreciation) of investments ***   1,048,760       4,937,206
Net Increase (Decrease) in Net Assets
Resulting from Operations *******************************            12,127,568      13,781,584
From Net Fund Share Transactions (see Note E) ****************       (6,613,081)    (15,607,250)
Total Increase (Decrease) in Net Assets **********************        5,514,487      (1,825,666)

Net Assets:
Beginning of Period *******************************************     134,412,336     136,238,002
End of Period ************************************************     $139,926,823    $134,412,336
Undistributed Net Investment Income***************************         $102,663               -

The accompanying notes are an integral part of the financial statements.

Financial Highlights
                                        Year Ended December 31,
                                        2006     2005   2004    2003    2002
Per Share Data^
Net Asset Value:
Beginning of Period                     $18.40 $16.52 $15.26  $11.91  $15.43

Income From Investment Operations:
Net investment income (loss)              0.01  (0.02)  0.04    0.03    0.02
Net realized and unrealized gain (loss)
on investment                             1.69   1.90   1.27    3.35   (3.52)
Total from investment operations          1.70   1.88   1.31    3.38   (3.50)
Less Distributions:
Net investment income                     0.00   0.00  (0.05)  (0.03)  (0.02)
Capital Gain                              0.00   0.00   0.00    0.00    0.00
Total Distributions                          -      -  (0.05)  (0.03)  (0.02)

Net Asset Value:
End of Period                           $20.10 $18.40 $16.52  $15.26  $11.91
Total Return                             9.24% 11.38%  8.56%  28.39% -22.67%

Ratios & Supplemental Data
Net assets end of period
(in thousands)                       $139,927 $134,412 $136,238 $141,561 $125,986
Ratio of operating expenses to
average net assets (includes interest
expense)                                1.15%    1.18%    1.32%    1.43%    1.31%
Ratio of interest expense to
average net assets                      0.00%*  0.00%*    0.07%    0.22%    0.21%
Ratio of net investment income to
average net assets                      0.08%   -0.15%    0.29%    0.21%    0.17%
Portfolio turnover rate                   52%      57%      19%      25%      26%

^ Average share method used to calculate per share data
* Amount is less than .01%

Notes to Financial Statements

Note A-Organization
Northeast Investors Growth Fund (the "Fund") is a diversified, no-load, open-end, series-type management investment company registered under the Investment Company Act of 1940, as amended. The Fund presently consists of one portfolio and is organized as a Massachusetts business trust.

The Fund's objective is to produce long term growth for its shareholders.

Note B-Significant Accounting Policies

Significant accounting policies of the Fund are as follows:

Valuation of Investments: Investments in securities traded on national securities exchanges are valued based upon closing prices on the exchanges. Securities traded in the over-the-counter market and listed securities with no sales on the date of valuation are valued at closing bid prices. Repurchase agreements are valued at cost with earned interest included in interest receivable. Other short-term investments, when held by the Fund, are valued at cost plus earned discount or interest which approximates market value.

Securities and other assets for which market quotations are not readily available (including restricted securities, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. The Fund may use fair value pricing for foreign securities if a material event occurs that may effect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Fund prices it's portfolio, generally at 4:00 p.m. ET. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations as reliable market quotations for such issues may not be readily available. At December 31, 2006 there were no securities priced at fair value as determined in good faith.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the Fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement on the Fund's financial statements.

Security Transactions: Security transactions are accounted for as of trade date for financial reporting purposes. Gains and losses on securities sold are determined on the basis of identified cost.

Federal Income Taxes: No provision for federal income taxes is necessary since the Fund has elected to qualify under subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

State Income Taxes: Because the Fund has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryovers and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. The Fund's distributions and dividend income are recorded on the ex-dividend date. Interest income, which consists of interest from repurchase agreements, is accrued as earned.

Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent. Use of
Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note C-Investment Advisory and Service Contract

The Fund has its investment advisory and service contract with Northeast Management & Research Company, Inc. (the "Advisor"). Under the contract, the Fund pays the Advisor an annual fee at a maximum rate of 1% of the first $10,000,000 of the Fund's average daily net assets, 3/4 of 1% of the next $20,000,000 and 1/2 of 1% of the average daily net assets in excess of $30,000,000, in monthly installments on the basis of the average daily net assets during the month preceding payment. All trustees except Messrs. John C. Emery, Michael Baldwin, and F. Washington Jarvis are officers or directors of the Advisor. The compensation of all disinterested trustees of the Fund is borne by the Fund.

Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Fund with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Fund's organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

The Fund pays expenses, including the salaries of employees engaged in the following activities, related to its role as transfer, dividend paying and shareholder servicing agent.

Note D-Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments, other than short-term securities, aggregated $71,517,211 and $79,428,582, respectively, for the year ended December 31, 2006.

Note E-Shares of Beneficial Interest

At December 31, 2006, there was an unlimited number of shares of beneficial interest authorized with no par value. Transactions in shares of beneficial interest were as follows:
                                        December 31, 2006         December 31, 2005
                                        Shares      Amount        Shares      Amount
Shares sold ************************    390,449   $ 7,534,693     361,828   $ 6,158,841
Shares issued to shareholders in
reinvestment of distributions from
net investment income and realized
gains from security transactions ****         0             0           0           0
                                        -------    ----------     -------   ----------
                                        390,449   $ 7,534,693     361,828   $ 6,158,841
Shares repurchased ****************    (734,701)  $(14,147,774)(1,305,097) $(21,766,091)
Net Increase ***********************   (344,252)  $ (6,613,081)  (943,269) $(15,607,250)

Note F-Repurchase Agreement

On a daily basis, the Fund invests any cash balances into repurchase agreements hypothecated by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings.

Note G-Committed Line of Credit

Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At December 31, 2006, the Fund had unused lines of credit amounting to $25,000,000 and there was no outstanding balance. In addition the Fund pays a commitment fee of 0.10% per annum, payable at the end of each quarter based on the unused portion of the line of credit. The committed lines of credit may be terminated at the banks' option at their annual renewal dates.

The following information relates to aggregate short-term borrowings during the year ended December 31, 2006:

Average amount outstanding (total of daily outstanding principal balances divided by number of days with debt outstanding during the period)***** $232,981 Weighted average interest rate******************************************** 5.21%

Note H-Additional Tax Information

The Fund did not pay any distributions during the fiscal years ended December 31, 2005 and 2006.

As of December 31, the components of accumulated earnings (losses) on a tax basis were as follows:
                                                                       2006
Unrealized appreciation ***************************************** $36,742,853
Unrealized depreciation ****************************************** (1,658,810)
Net unrealized appreciation of investments *********************** 35,084,043 Accumulated net investment income *********************************** 102,663
Accumulated net realized gain ************************************* 9,122,006
Capital paid-in ************************************************** 95,618,111

During the fiscal year ended December 31, 2006, the Fund utilized $1,854,139 of capital loss carryforwards.

At December 31, 2006 the Fund's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:
                                                                        2006
Tax cost ****************************************************** $113,829,544
Gross unrealized gain******************************************** 36,742,853
Gross unrealized loss ******************************************* (1,658,810)
Net unrealized security gain (loss)**************************** $ 35,084,043

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48).
FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions will "more-likely-than-not" be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of June 29, 2007. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not been determined.

Note I-Securities Lending

The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 102% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At
December 31, 2006, the value of securities loaned and the value of collateral was $8,566,650 and $9,016,564, respectively. During the year ended December 31, 2006, income from securities lending amounted to $29,536.

Report of Ernst & Young LLP, Independent Registered
Public Accounting Firm

To the Board of Trustees and Shareholders of Northeast Investors Growth Fund

We have audited the accompanying statement of assets and liabilities of Northeast Investors Growth Fund (the Fund), including the schedule of investments, as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for the each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 2002 were audited by other auditors whose report dated February 14, 2003 expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Northeast Investors Growth Fund at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 16, 2007

Trustees and Officers

The Trustees of Northeast Investors Growth Fund are William A. Oates, Jr., Ernest E. Monrad, Robert B. Minturn, John C. Emery, Michael Baldwin, and
F. Washington Jarvis. Under Massachusetts Law, the Trustees are generally responsible for protecting the interests of the shareholders by overseeing the operation and management of the Fund. The table below provides certain information about the Fund's Trustees and Officers. The mailing address for the Trustees and Officers of the Fund is 150 Federal Street, Boston, MA 02110-1745.

The Fund's Statement of Additional Information (SAI) contains additional information about the Trustees. To request a free copy, call the Fund at 800-225-6704 or visit our website at www.northeastinvestors.com.


                                                                                Principal Occupation(s)
                                                                                During the Past Five Years/and
Name/Age/Service*                       Position                                Other Directorships

AFFILIATED TRUSTEES AND FUND OFFICERS
Williams A. Oates, Jr.                  Trustee and                             Trustee and President of Northeast
Age: 64                                 President                               Investors Growth Fund; President and
Years of Service: 26                                                            Director of Northeast Investment
                                                                                Management, Inc.

Ernest E. Monrad                        Trustee                                 Trustee of Northeast Investors Trust;
Age: 76                                                                         Director of New America High Income
Years of Service: 26                                                            Fund, Inc.

Gordon C. Barrett                       Senior Vice                             Chief Financial Officer of Northeast
Age: 50                                 President and                           Investors Growth Fund, Chief Financial
Years of Service: 13                    Chief Financial                         Officer of Northeast Investors Trust, and
                                        Officer                                 Officer of Northeast Investment
                                                                                Management, Inc.

Robert B. Minturn                       Trustee, Clerk,                         Officer of Northeast Investors Trust;
Age: 67                                 Vice President, and                     Trustee and Officer of Northeast
Years of Service: 26                    Chief Legal Officer                     Investors Growth Fund

INDEPENDENT TRUSTEES
John C. Emery                           Trustee                                 Partner, Law Firm of Sullivan &
Age: 76                                                                         Worcester
Years of Service: 26

Michael Baldwin                         Trustee                                 Partner, Baldwin Brothers, Registered
Age: 66                                                                         Investment Advisor
Years of Service: 7

F. Washington Jarvis                    Trustee                                 Headmaster Emeritus at Roxbury Latin
Age: 67                                                                         School
Years of Service: 3

* The Trustees serve until their resignation or the appointment of a successor and the officers serve at the pleasure of the Trustees.

Trustees
William A. Oates, Jr.                                   John C. Emery
Ernest E. Monrad                                        Michael Baldwin
Robert B. Minturn                                       F. Washington Jarvis

Officers
William A. Oates, Jr., President
Gordon C. Barrett, Senior Vice President & Chief Financial Officer Ernest E. Monrad, Assistant Treasurer
Robert B. Minturn, Vice President, Clerk & Chief Legal Officer
Richard J. Semple, Vice President & Chief Compliance Officer
Bruce H. Monrad, Vice President
David A. Randall, Vice President

Investment Advisor
Northeast Management & Research Company, Inc.
150 Federal Street
Boston, Massachusetts 02110

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02205

Legal Counsel
Mintz, Levin, Cohn, Ferris, Glovsky
and Popeo, P.C.
One Financial Center
Boston, Massachusetts 02111

Transfer Agent
Northeast Investors Growth Fund
150 Federal Street
Boston, Massachusetts 02110

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

This report is prepared for the information of the shareholders of Northeast Investors Growth Fund and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Fund shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Fund's future performance, and that the Fund's investments are subject to market risks.

For a free copy of the Fund's proxy voting guidelines and proxy voting record visit www.northeastinvestors.com/growth/proxypolicy.stm, call 1-800-225-6704 or visit the Securities and Exchange Commission (SEC)'s website at www.sec.gov.

Shares of the Fund are sold to investors at net asset value by
                        Northeast Investors Growth Fund
                               150 Federal Street
                          Boston, Massachusetts 02110
                          800-225-6704 ) 617-523-3588
                           www.northeastinvestors.com






Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. A copy of the code of ethics has been filed as Exhibit to registrant's Report on Form N-CSR for its fiscal year ended December 31, 2003. The registrant has not made any amendment to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

Item 3. Audit Committee Financial Expert.

The registrant does not have an Audit Committee Financial Expert. Although the members of the registrant's Audit Committee have a variety of business and investment experience, none of them has been determined to meet the technical qualifications required in order to meet the definition of an Audit Committee Financial Expert under this Item. Certain of the registrant's trustees who are considered to be "interested persons" as defined in Section 2(a)(19) under the Investment Company of 1940, as amended, do possess such qualifications, but it has been determined that the Audit Committee should consist entirely of independent trustees. The Audit Committee, under its charter, has the ability to retain independent advisers if it deems it necessary or appropriate without the need to seek approval from the management of the Fund.

Item 4. Principal Accountant Fees and Services.

         (a) Audit Fees. The aggregate fees billed for the registrant's fiscal years ended December 31, 2006 and December 31, 2005 for professional services rendered by the registrant's principal accountant for audit of its annual financial statements or services that are normally provided by such accountant in connection with statutory and regulatory filings were $48,000, and $44,000 respectively.

         (b) Audit-Related Fees The aggregate fees billed for the registrant's fiscal year ended December 31, 2006 and December 31, 2005 for assurance and related services by the registrant's principal accountant reasonably related to the performance of audit of the registrant's financial statements and not reported under Paragraph (a) of this Item were $19,500 and $18,125 respectively. Such services consisted of a report of the Fund's transfer agent internal controls pursuant to rule 17AD-13, semi-annual report review and a report on the Fund's anti-money laundering controls and policies.

         (c) Tax Fees. The aggregate fees billed in the registrant's fiscal years ended December 31, 2006 and December 30, 2005 for professional services rendered by the registrant's principal accountant for tax matters were $7,500 and $7,000 respectively. Such services consisted of the preparation of the registrant's federal income and excise tax returns.

         (d) All other Fees. No products or services were provided to the registrant during its last two fiscal years by its principal accountants other than the services reported in Paragraphs (a) - (c) of this item.

         (e) It is the registrant's policy that all audit and non-audit services provided by the registrant's principal accountant be approved in advance by the Audit Committee, and all of the services described in Paragraphs
(a) - (d) of this item were so approved.

         (f) The registrant has been advised by its independent accountants that less than 50% of the hours expended on the principal accountant's engagement to audit the registrant's financial statements were attributed to work by persons other than the principal accountants' full-time, permanent employees.

         (g) No non-audit services were provided by the registrant's principal accountant to the registrant's investment adviser. There is no entity affiliated with registrant's investment adviser that provides ongoing services to the registrant.

         (h)      Not applicable to the registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments

Included as part of Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Manager of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Company and Affiliated Purchasers

Not applicable to the registrant.



Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made with respect to procedures by which shareholders may recommend nominees for trustee during the covered period.

Item 11. Controls and Procedures.

(a) The registrant's principal executive and financial officers, after evaluating the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended), have concluded that, based on such evaluation, the registrant's disclosure controls and procedures were effective as of a date within 90 days of the filing of this report.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) 99.CERT Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to
         Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) 99.906CERT A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.








                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Growth Fund

By (Signature and Title)
                                    William A. Oates, Jr.
                                    President
                                    (principal executive officer)

Date: March 9, 2007


By (Signature and Title)
                                    Gordon C. Barrett
                                    Chief Financial Officer
                                    (principal financial officer)

Date: March 9, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
                                    William A. Oates, Jr.
                                    President
                                    (principal executive officer)

Date: March 9, 2007


By (Signature and Title)
                                    Gordon C. Barrett
                                    Chief Financial Officer
                                    (principal financial officer)

Date: March 9, 2007

                                 Exhibit 99.CERT

         Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, William A. Oates, Jr., certify that:

1. I have reviewed this report on Form N-CSR of Northeast Investors Growth Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                  (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                  (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: March 9, 2007
                                            William A. Oates, Jr.
                                            President
                                            (principal executive officer)





         Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1.       I have reviewed this report on Form N-CSR of Northeast Investors Growth
Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                  (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                  (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: March 9, 2007
                                            Gordon C. Barrett
                                            Chief Financial Officer
                                            (principal financial officer)






                               Exhibit 99.906CERT

     Certification Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Pursuant to section 906 of the Sarbanes-Oxley Act of 2002 (subsections (a) and (b) of section 1350, chapter 63 of title 18, United States Code), each of the undersigned officers of Northeast Investors Growth Fund, a Massachusetts business trust (the "Registrant"), does hereby certify, to such officer's knowledge, that:

The report on Form N-CSR for the period ended December 31, 2006 of the Registrant (the "Form N-CSR") fully complies with the requirements of
Section 13(a) or 15(d) of the Securities Exchange Act of 1934, and the information contained in the N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.



Dated:  March 9, 2007
                                            William A. Oates, Jr.
                                            President
                                            (Principal Executive Officer)


Dated:  March 9, 2007
                                            Gordon C. Barrett
                                            Chief Financial Officer
                                            (Principal Financial Officer)

The foregoing certification is being furnished solely pursuant to section 906 of the Sarbanes-Oxley Act of 2002 and is not being filed as a separate disclosure document.

A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.